Investment Strategy	Feb. 23, 2026
Navigator Tactical Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long and/or short positions in fixed income securities (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines fixed income securities as including (i) bills, (ii) notes, (iii) structured notes, (iv) bonds, (v) preferred stocks, (vi) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (vii) fixed income derivatives including options, financial futures, options on futures and swaps, and (viii) underlying funds (defined below) that invest primarily in fixed income securities, or (ix) other evidences of indebtedness. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (“NRSRO”). The Fund may invest in affiliated mutual funds, and nonaffiliated mutual funds (including money market funds), exchange traded funds (“ETFs”) and inverse ETFs (collectively, “Underlying Funds”).

The Fund may invest up to 20% of its net assets in equity index futures or equities. Equity index futures are utilized by the Fund when Clark Capital Management Group, Inc. (the “Adviser”) believes that doing so is attractive from a risk/reward analysis perspective. The Fund may invest in equity index futures when doing so provides greater efficiency and lower cost than investing directly in equity securities and when such futures are attractively priced. The Fund may also purchase or write (sell) credit default swaps (“CDS”) or credit default swap indexes (“CDX”), which are credit derivatives used to hedge credit risk and/or take a position on a basket of credit entities. Unlike a credit default swap, which is an over the counter derivative, a CDX may be exchange traded, or sold over the counter. Each CDX is designed to track a basket of credit entities, which may be standard or customized. This means that it may be more liquid than a credit default swap, and it may be cheaper to hedge the Fund’s portfolio with a CDX than it would be to buy many single name credit default swaps to achieve a similar effect. The Fund may also purchase or write (sell) CDX swaptions, which are options to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Fund may also purchase or sell total return swaps or invest in inverse ETFs to hedge its long positions. The Fund may also use derivative transactions to create investment leverage. For example, the Fund may use total return swaps or CDX to take indirect long or short positions on equity or fixed income indices, equity or fixed income securities, or currencies.

The Fund’s investment strategy is primarily driven by a modeling process which measures the relative strength or momentum of various asset classes against one another. Specifically, using this momentum-based strategy, the Fund will tactically shift its asset class exposure across high yield U.S. treasuries, and cash. Under normal conditions, the Fund expects to invest in fixed income securities and derivatives. When the high yield asset class is favored, the Fund will normally use a combination of fixed income securities and derivatives designed to create an investment return that tracks the return of the Fund’s primary benchmark index, currently the Barclays U.S. Corporate High Yield Index. Specifically, the Fund may purchase securities, such as high yield ETFs or corporate bonds, and also enter into swaps or futures where the reference asset is a high yield index, high yield corporate bond ETFs or basket of high yield securities to seek to approximate the return of the Fund’s primary benchmark. When the treasury asset class is favored, the Fund will normally sell and/or hedge a portion of its high yield exposure using derivatives such as listed commodities, S&P 500 futures contracts, or CDX to hedge its high yield exposure, and increase the Fund’s exposure to treasuries through securities and derivatives. When the cash asset class is favored, the Fund will normally sell and/or hedge its high yield and/or treasury exposure and increase the Fund’s exposure to cash equivalents through securities and derivatives.

Due to the structure of the derivatives the Fund expects to use, the Fund will hold a portion of its assets in highly liquid securities as collateral for its derivatives transactions and still have excess cash to invest regardless of whether the favored asset class is high yield, treasuries or cash (or a combination of these asset classes). The Fund will normally invest this excess cash in a mix of investment grade corporate bonds, treasury bills and notes, municipal bonds and other instruments for diversification, risk management and to seek to obtain additional returns. As a result, when the high yield asset class is favored, a portion of the Fund’s assets will be invested in non-high yield investments. Similarly, when the treasury asset class is favored, the Fund will hold a portion of its assets in non-treasury investments, and when the cash asset class is favored, the Fund will hold a portion of its assets in non-cash investments.

Navigator Ultra Short Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In seeking to achieve its investment objective, the Fund invests primarily in various types of short duration, investment grade debt (or fixed income) securities. Under normal circumstances, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in fixed income securities (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines fixed income securities as including (i) bills, (ii) notes, (iii) corporate bonds of domestic, foreign and emerging market issuers, (iv) fixed income securities issued by the U.S. government, its agencies or instrumentalities, (v) fixed income derivatives including options, financial futures, options on futures and swaps, (vi) exchange traded funds and mutual funds that invest primarily in fixed income securities (“Underlying Funds”), or (vii) asset-backed and mortgage backed-securities. The Fund defines emerging market issuers as those found in the MSCI Emerging Markets Index. Fixed income securities in which the Fund may invest may have fixed, floating or inverse interest rates. The Fund may invest in affiliated mutual funds, and nonaffiliated mutual funds (including money market funds), ETFs and inverse ETFs (collectively, “Underlying Funds”).

The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (commonly known as junk bonds or high yield securities). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). The Fund will not invest more than 15% of its assets in high yield securities. Mortgage backed securities in which the Fund may invest include those issued by non-governmental agencies (“non-agency MBS”).

The Adviser expects that the investment portfolio for the Fund will have an average duration of one year or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point. The average duration of the Fund’s investment portfolio may vary from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed one year but will also not typically exceed two years.

The Fund may also purchase or write (sell) credit default swaps (“CDS”) or credit default swap indexes (“CDX”), which are credit derivatives used to hedge credit risk and/or take a position on a basket of credit entities. Unlike a credit default swap, which is an over the counter derivative, a CDX may be exchange traded, or sold over the counter. Each CDX is designed to track a basket of credit entities, which may be standard or customized. This means that it may be more liquid than a credit default swap, and it may be cheaper to hedge the Fund’s portfolio with a CDX than it would be to buy many single name credit default swaps to achieve a similar effect. The Fund may also purchase or sell total return swaps or invest in inverse ETFs to hedge its long positions.

The Fund engages in active and frequent trading of its portfolio securities.

Navigator Tactical Investment Grade Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long and/or short positions in investment grade bonds or fixed income securities (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines bonds or fixed income securities as including (i) bills, (ii) notes, (iii) structured notes, (iv) bonds, (v) preferred stocks, (vi) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (vii) fixed income derivatives including options, financial futures, options on futures and swaps, and (viii) underlying funds (defined below) that invest primarily in fixed income securities, or (ix) other evidences of indebtedness. The Fund will invest primarily in investment grade bonds, rated by at least one nationally recognized statistical rating organization (NRSRO) as investment grade, at the time of purchase. From time to time, the Fund may also invest up to 20% of its assets directly or have exposure to high yield bonds (“junk bonds”) that are rated as below investment grade. The Fund may invest in underlying funds such as mutual funds (including money market funds), exchange traded funds (“ETFs”) and inverse ETFs (collectively, “Underlying Funds”).

The Fund may also purchase or write (sell) credit default swaps (“CDS”) or credit default swap indexes (“CDX”), which are credit derivatives used to hedge credit risk and/or take a position on a basket of credit entities. Unlike a credit default swap, which is an over the counter derivative, a CDX may be exchange traded, or sold over the counter. Each CDX is designed to track a basket of credit entities, which may be standard or customized. This means that it may be more liquid than a credit default swap, and it may be more efficient to hedge the Fund’s portfolio with a CDX than it would be to buy many single name credit default swaps to achieve a similar effect. The Fund may also purchase or sell total return swaps or invest in inverse ETFs to hedge its long positions.

The Fund’s investment strategy is primarily driven by a modeling process which measures the relative strength or momentum of various asset classes against one another. Specifically, using this momentum-based strategy, the Fund will tactically shift its asset class exposure across investment grade securities, intermediate to long-term Treasuries, and T bills and cash. That analysis assists the adviser to determine the preferred asset class, which in turn drives the underlying investment exposure. Under normal conditions, the Fund expects to invest in fixed income securities and derivatives. When the investment grade asset class is favored, the Fund will seek exposure to investment grade securities. When the treasury asset class is favored, the Fund will normally sell and/or hedge the Fund’s investment grade exposure by short-selling common stocks, entering into puts or put spreads on individual stocks, equity indices, and/or futures, selected to replicate the credit component of investment grade corporate bonds and increase the Fund’s exposure to Treasuries through bonds, notes, and money market funds which invest primarily in T-bills and/or ETFs. When the cash asset class is favored, the Fund will normally sell and/or hedge its investment grade security and/or treasury exposure and increase the Fund’s exposure to cash equivalents through securities and derivatives. The Fund may also use swaps or credit default swaps on individual securities or equity and fixed income indices for hedging purposes. The Fund may invest in affiliated mutual funds, and nonaffiliated mutual funds (including money market funds), exchange traded funds (“ETFs”) and inverse ETFs (collectively, “Underlying Funds”).

Due to the structure of the derivatives the Fund expects to use, the Fund will hold a portion of its assets in highly liquid securities as collateral for its derivatives transactions and still have excess cash to invest regardless of whether the favored asset class is investment grade securities, intermediate to long-term treasuries and T-Bills or cash (or a combination of these asset classes). The Fund will normally invest this excess cash in a mix of investment grade corporate bonds, treasury bills and notes, municipal bonds and other instruments for diversification, risk management, and to seek to obtain additional return. As a result, when the investment grade security asset class is favored, a portion of the Fund’s assets may be invested in non-investment grade investments. Similarly, when the treasury asset class is favored, the Fund may hold a portion of its assets in non-treasury investments, and when the cash asset class is favored, the Fund may hold a portion of its assets in non-cash investments.

The Adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

Navigator Tactical U.S. Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. equity and fixed income securities. The Adviser uses a relative strength modeling process (as described below) to determine the Fund’s long and/or short positions in equity securities and/or fixed income securities. Depending on the adviser’s modeling process, the Fund may be fully invested in equity securities or fixed income securities at a given time.

The Fund defines equity securities as including individual U.S. stocks of any market capitalization, exchange traded funds and mutual funds (“Underlying Funds”) that primarily invest in equity securities, and futures, options, and swaps on equity securities and indices. The Fund defines fixed income securities as including (i) bills, (ii) notes, (iii) structured notes, (iv) bonds, (v) preferred stocks, (vi) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (vii) fixed income derivatives including options, financial futures, options on futures and swaps, and (viii) Underlying Funds that invest primarily in fixed income securities, or (ix) other evidences of indebtedness. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).

The Fund’s investment strategy is primarily driven by a modeling process which measures the relative strength or momentum of various asset classes against one another. Specifically using this momentum-based strategy, the Fund will tactically shift its asset class exposure across U.S. equity securities, U.S. Treasuries, and cash. Under normal conditions, the Fund expects to invest in securities and derivatives. When the equity asset class is favored, the Fund will normally use a combination of securities and derivatives designed to create an investment return that tracks the return of the Fund’s primary benchmark index, currently the S&P 500 Index. Specifically, the Fund typically will purchase E-Mini S&P 500 futures contracts and invest in equity and fixed income securities in seeking to approximate the return of the Fund’s primary benchmark. When the treasury asset class is favored, the Fund will normally sell and/or hedge a portion of its equity exposure using derivatives such as E-Mini S&P 500 futures contracts and increase the Fund’s exposure to cash equivalents through securities and derivatives. When the cash asset class is favored, the Fund will normally sell and/or hedge its equity and/or treasury exposure and increase the Fund’s exposure to cash equivalents through securities and derivatives. The Fund may invest in affiliated mutual funds, and nonaffiliated mutual funds (including money market funds), ETF and inverse ETFs (collectively, “Underlying Funds”).

Due to the structure of the derivatives the Fund expects to use, the Fund will hold a portion of its assets in highly liquid securities, including investment grade bonds, as collateral for its derivatives transactions and still have excess cash to invest regardless of whether the favored asset class is U.S. equity securities, treasuries, or cash (or a combination of these asset classes). The Fund will normally invest this excess cash in a mix of investment grade corporate bonds, treasury bills and notes, municipal bonds and other instruments for diversification, risk management, and to seek to obtain additional return. As a result, when U.S. equity securities are favored, a portion of the Fund’s assets may be invested in non-equity investments. Similarly, when the treasury asset class is favored, the Fund may hold a portion of its assets in non-treasury investments, and when the cash asset class is favored, the fund may hold a portion of its assets in non-cash investments.

The Adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.